Filed Pursuant to Rule 497(c)
1933 Act File No. 33-7699
1940 Act File No. 811-4786

ARIEL INVESTMENT TRUST

On behalf of Ariel Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for Ariel Focus Fund and Ariel Discovery Fund, each a series of Ariel Investment Trust, which was filed pursuant to Rule 497(c) on February 1, 2013.  The purpose of this filing is to submit the 497(c) filing dated February 1, 2013 in XBRL for Ariel Focus Fund and Ariel Discovery Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE